Partners' Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended
	Jan. 23, 2017 shares	Apr. 12, 2018 $ / shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 shares	Jul. 20, 2015 $ / shares
Related Party Transaction
Common unitholders - units issued | shares			35,490,000		35,490,000
Common unitholders - units outstanding | shares			35,490,000		35,490,000
Series A Preferred Units issued | shares			3,000,000		3,000,000
Series A Preferred Units outstanding | shares			3,000,000		3,000,000
General Partner unitholders - units issued | shares			35,526		35,526
General Partner unitholders - units outstanding | shares			35,526		35,526
Total distributions paid to all classes of unitholders | $			$ 27,283	$ 33,429
Distribution 4 - FY 2017
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jan. 01, 2018
Distributions paid, Per unit			$ 0.4225
Total distributions paid to all classes of unitholders | $			$ 15,000
Distributions per unit declared - distribution date			Jan. 18, 2018
Distributions per unit declared - record date			Jan. 11, 2018
Distribution 1 - FY 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 12, 2018
Distributions paid, Per unit			$ 0.25
Total distributions paid to all classes of unitholders | $			$ 8,900
Distributions per unit declared - distribution date			May 03, 2018
Distributions per unit declared - record date			Apr. 26, 2018
General Partner
Related Party Transaction
General Partner Distributions | $			$ 41	$ 64
Series A Preferred
Related Party Transaction
Preferred Stock Dividend Rate Percentage			9.00%
Series A Preferred | Distribution from November 12, 2017 to February 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Declaration Date			Jan. 19, 2018
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			Feb. 12, 2018
Distributions per unit declared - record date			Feb. 05, 2018
Series A Preferred | Distribution from February 12, 2018 to May 11, 2018
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 19, 2018
Distributions paid, Per unit			$ 0.5625
Distributions per unit declared - distribution date			May 14, 2018
Distributions per unit declared - record date			May 05, 2018
Sponsor
Related Party Transaction
Common unitholders - units outstanding | shares			15,595,000
Partners' subordinated units converted | shares	14,985,000
Subordinated units converted to Common, Conversion Basis			one-for-one basis
Subordinated units converted to Common, Conversion Ratio	1
After subordination period
Related Party Transaction
Distribution payment terms			First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.
Any time on or after August 12, 2020 | Series A Preferred
Related Party Transaction
Preferred stock liquidation preference						$ 25
Quarterly distribution before strategic review | Distribution 1 - FY 2018
Related Party Transaction
Distributions paid, Per unit		$ 0.4225
Quarterly distribution after strategic review | Distribution 1 - FY 2018
Related Party Transaction
Distributions paid, Per unit		0.25
Annual distribution before strategic review | Distribution 1 - FY 2018
Related Party Transaction
Distributions paid, Per unit		1.69
Annual distribution after strategic review | Distribution 1 - FY 2018
Related Party Transaction
Distributions paid, Per unit		$ 1.00